Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Amounts Recorded in Consolidated Balance Sheet

The following is a summary of amounts recorded in the consolidated balance sheets pertaining to the Company’s derivative instruments at December 31, 2019 and September 30, 2019:

	December 31, 2019 (a)	September 30, 2019 (b)
	(in millions)
Other current assets	$—	$—
Other current liabilities	(3)	—
Other noncurrent assets	4	2
Other noncurrent liabilities	(11)	(13)

(a)

$5 million and $8 million of foreign exchange derivative contracts in asset and liability positions, respectively, and $4 million and $11 million of interest rate swaps in asset and liability positions, respectively.

(b)	$2 million and $13 million of interest rate swaps in asset and liability positions, respectively.

The following is a summary of amounts recorded in the Consolidated Balance Sheets pertaining to the Company’s designated cash flows hedges at September 30, 2019 and September 30, 2018:

	September 30, 2019 (a)	September 30, 2018 (b)
	(in millions)
Other noncurrent assets	$2	$4
Other noncurrent liabilities	(13)	—

(a)	$2 million and $13 million of interest rate swaps in asset and liability positions, respectively.
(b)	$4 million of interest rate swap in an asset position.